Share based compensation	12 Months Ended
Dec. 31, 2025
Share based compensation
Share Based Compensation

18. Share-based compensation

The Company has an equity compensation program in place for its executives, employees and directors. Executives and employees are given equity compensation grants that vest based on a recipient’s continued employment. The Company’s stock-based compensation awards outstanding as at December 31, 2025, include stock options, DSUs, RSUs, and the employee share purchase plan (“ESP Plan”).  The following tables provide information about stock option, RSUs, DSUs, and ESP Plan activity.

	For the years ended December 31,
	2025	2024	2023
Stock Option Expense	$205,859	$118,849	$92,500
Deferred Share Units	155,000	15,000	-
Compensation Expense (Note 16)	-	52,634	55,821
Stock-based compensation expense in Contributed Capital	360,859	186,483	148,321

Employee Share Purchase Plan	43,494	41,619	30,508
Restricted Stock Units	298,527	40,632	62,442
Total stock-based compensation expense	702,880	268,734	241,271

Stock Options:

The following is a summary of stock options which are outstanding as at December 31, 2025.

Exercise price per share	# of options outstanding	# of options exercisable	Average remaining life (in years)
$0.200	166,200	166,200	2.4
$0.203	1,400,000	-	4.2
$0.216	1,553,334	440,000	2.0
$0.252	78,850	78,850	2.7
$0.259	100,000	33,333	2.7
$0.260	52,650	52,650	2.0
$0.264	177,200	177,200	2.0
$0.309	4,350,000	50,000	5.0
	7,878,234	998,233	4.0

The continuity of the number of stock options which are outstanding at the end of the current year and as at the prior years ended December 31, 2024, and 2023 are as follows:

	For the years ended December 31,
	2025		2024
		weighted		Weighted
	# of stock	average	# of stock	Average
	Options	exercise price	Options	exercise price
Options outstanding, start of the year	2,647,820	$0.30	2,927,820	$0.32
Granted	5,750,000	$0.28	-	$-
Exercised	(310,799)	$(0.21)	-	$-
Forfeited	-	$-	(180,000)	$(0.22)
Expired	(208,787)	$(0.48)	(100,000)	$(0.52)
Options outstanding, end of the year	7,878,234	$0.27	2,647,820	$0.24
Options exercisable, end of the year	998,233	$0.23	777,820	$0.30
	For the year ended December 31,
	2023
		Weighted
	# of stock	Average
	Options	exercise price
Options outstanding, start of the year	461,320	$0.51
Granted	2,716,500	$0.22
Forfeited	(100,000)	$(0.22)
Expired	(150,000)	$(0.59)
Options outstanding, end of the year	2,927,820	$0.25
Options exercisable, end of the year	877,820	$0.32

Stock options granted generally expire, if unexercised, five years from the date granted and entitlement to exercise them generally vests at a rate as determined by the Board of Directors.

On December 16, 2025, the Company granted 4,300,000 incentive stock options at a strike price of $0.309 to employees and directors of the Company.  One half of these stock options will vest when the Company achieves a trailing twelve-month free cash flow per share of $0.15. The other half will vest when the Company achieves a trailing 12-month revenue of $25,000,000.  The Company is recognizing Stock based compensation expense (“SBCE”) for these stock options.  None have vested as of December 31, 2025.

On February 24, 2025, the Company granted 1,400,000 incentive stock options at a strike price of $0.203 to directors of the Company. These stock options will vest upon the achieving of a trailing twelve-month free cash flow per share of $0.10.  The Company is recognizing Stock based compensation expense (“SBCE”) for these stock options.  None have vested as of December 31, 2025.

On January 6, 2023, the Company announced the grant of 2,050,000 performance stock options at a price of $0.216 to employees, officers and directors. These stock options vest upon receipt of cash for SFD® services performed as per the following schedule.

Vesting Target	Vested
1/3 vest upon the collection of US$6.5 million	Yes
1/3 vest upon the collection of the next US$7.0 million	No
1/3 vest upon the collection of an additional US$7.5 million	No

Approximately 1,653,334 of these options are outstanding as of December 31, 2025, of which 473,333 are vested.

Stock-based compensation expense is calculated based on the fair value attributed to grants of stock options using the Black-Scholes valuation model and utilizing the following weighted average assumptions:

For the year ended	2025	2024	2023
Expected dividends paid per common share	Nil	-	Nil
Expected life in years	5.0	-	5.0
Weighted average expected volatility in the price of common shares	115%	-	79%
Weighted average risk-free interest rate	3.16%	-	3.32%
Weighted average fair market value per share at grant date	$0.23	$-	$0.22
Forfeiture rate	11.5%	-	18.5%

Deferred Stock Units:

A continuity of the number of DSUs which are outstanding at the end of the current year and as at the prior years ended December 31, 2024, and 2023 are as follows:

	For the years ended December 31,
Opening balance	2025	2024	2023
Opening balance	120,226	37,354	37,354
Granted	404,927	82,872	-
Closing balance	525,153	120,226	37,354

The DSUs plan is a long-term incentive plan that permits the grant of DSUs to qualified directors.  DSUs granted under the DSUs plan are to be settled at the retirement, resignation or death of the Board member holding the DSUs.

Restricted Stock Units:

RSUs entitle the holder to receive, at the option of the Company, either the underlying number of shares of the Company’s common shares upon vesting of such units or a cash payment equal to the value of the underlying shares. The RSUs vest at a rate of one-third at the end of each of the first three years following the date of grant.  Historically, the Company settled the RSUs that vested with shares and cash.

A continuity of the number of RSUs, including fair value (“FV”) which are outstanding at the end of the current year and as the end of the prior years ended December 31, 2024 and 2023 are as follows:

	For the years ended December 31,
	2025		2024
	# of RSUs	FV/Unit	# of RSUs	FV/Unit
RSUs outstanding, start of the year	915,000	$0.16	-	-
Granted	1,875,000	$0.20	1,035,000	$0.14
Common shares issued	(194,206)	($0.20)	-	-
Payroll withholdings settled in cash	(110,796)	($0.20)	-	-
Forfeited	-	-	(120,000)	($0.14)
RSUs outstanding, end of the year	2,484,998	$0.35	915,000	$0.16
	For the year ended December 31,
	2023
	# of RSUs	FV/Unit
RSUs outstanding, start of the year	348,334	$0.21
Granted	-	-
Common shares issued	(256,619)	$(0.26)
Payroll withholdings settled in cash	(91,715)	$(0.23)
RSUs outstanding, end of the year	-	-

Employee Share Purchase Plan:

The ESP Plan allows employees and other individuals determined by the Board to be eligible to contribute a minimum of 1% and a maximum of 10% of their earnings to the plan for the purchase of common shares in the capital of the Company, of which the Company will make an equal contribution. Common shares contributed by the Company may be issued from treasury or acquired through the facilities of the TSX.  Historically, the Company has elected to issue common shares from treasury.

A continuity of the number of commons shares under the ESP Plan which are outstanding at the end of the current year and as at the prior years ended December 31, 2024, and 2023 are as follows:

	2025		2024
	# of shares	$ amount	# of shares	$ amount
Purchased by employees	132,904	$43,495	234,974	$41,620
Matched by the Company	132,904	43,494	234,973	41,619
Total Common Shares issued	265,808	86,989	469,947	83,239

	For the year ended December 31,
	2023
	# of shares	$ amount
Purchased by employees	168,515	$36,246
Matched by the Company	140,994	30,509
Total Common Shares issued	309,509	66,755